Shareholder Report, Average Annual Return (Details)		12 Months Ended	34 Months Ended
		Oct. 31, 2025	Oct. 31, 2025 [1]
C000237262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arena Strategic Income Fund (Class I/ACSIX)
Average Annual Return, Percent		7.64%	11.54%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%	10.23%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	6.16%	4.76%
Bloomberg Barclays U S High Yield 1 5 Yr Cash Pay 2 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Average Annual Return, Percent		7.67%	9.44%

[1]	Class I shares commenced operations on December 30, 2022.
[2]	The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.